Depreciation and Amortization	12 Months Ended
Mar. 31, 2021
Depreciation And Amortisation Expense [Abstract]
Depreciation and Amortization
15)	DEPRECIATION AND AMORTIZATION

	For the year ended March 31
Particulars	2019	2020	2021
Depreciation*	3,895	9,347	8,973
Amortization	22,922	24,335	24,037
Total	26,817	33,682	33,010

Notes: *Upon adoption of IFRS 16, the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 14,16 and 18)